Schedule of Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses
Prepaid expenses	$ 187	$ 612
Prepaid insurance	5	54
Prepaid purchases	5,825	6,981
Deposits for Jamestown equipment	6,608
Total	$ 12,625	$ 7,647